Statement of cash flows	12 Months Ended
Dec. 31, 2022
Statement of cash flow
Statement of cash flows

11 Statement of cash flows

Accounting policy Cash and cash equivalents comprise cash balances, call deposits and other short-term highly liquid investments and are held in the statement of financial position at fair value.

RECONCILIATION OF OPERATING PROFIT TO CASH GENERATED FROM OPERATIONS	2020	2021	2022
	£m	£m	£m
Operating profit	1,525	1,884	2,323
Share of results of joint ventures	(15)	(29)	(19)
Amortisation of acquired intangible assets	376	297	294
Amortisation of internally developed intangible assets	319	295	309
Amortisation of pre-publication costs	62	60	72
Depreciation of property, plant and equipment	60	52	47
Depreciation of right-of-use assets	88	80	63
Share based remuneration	25	45	46
Total non-cash items	930	829	831
Increase in inventories and pre-publication costs	(80)	(73)	(103)
(Increase)/decrease in receivables	149	(103)	(251)
(Decrease)/increase in payables	(245)	(32)	280
Increase in working capital	(176)	(208)	(74)
Cash generated from operations	2,264	2,476	3,061

CASH FLOW ON ACQUISITIONS		2020	2021	2022
	Note	£m	£m	£m
Purchase of businesses	12	(864)	(235)	(373)
Deferred payments relating to prior year acquisitions		(5)	(19)	(21)
Total		(869)	(254)	(394)

RECONCILIATION OF NET DEBT					Related
			Cash and		derivative	Finance
			cash		financial	lease
	2020	2021	equivalents	Debt	instruments	receivable	2022
	£m	£m	£m	£m	£m	£m	£m
At start of year	(6,191)	(6,898)	113	(6,167)	35	2	(6,017)

(Decrease)/increase in cash and cash equivalents	(51)	26	208	–	–	–	208
Decrease in short-term bank loans, overdrafts and commercial paper	436	200	–	101	–	–	101
Issuance of term debt	(2,342)	–	–	(397)	–	–	(397)
Repayment of term debt	1,233	431	–	35	–	–	35
Repayment of leases	90	76	–	79	–	(1)	78
Change in net debt resulting from cash flows	(634)	733	208	(182)	–	(1)	25
Borrowings in acquired businesses	(3)	–	–	(3)	–	–	(3)
Remeasurement and derecognition of leases	(8)	(4)	–	(5)	–	–	(5)
Inception of leases	(24)	(24)	–	(34)	–	5	(29)
Fair value and other adjustments to debt and related derivatives	(4)	2	–	230	(245)	–	(15)
Exchange translation differences	(34)	174	13	(569)	(3)	(1)	(560)
At end of year	(6,898)	(6,017)	334	(6,730)	(213)	5	(6,604)

Net debt comprises cash and cash equivalents, loan capital, lease liabilities and receivables, promissory notes, bank and other loans and derivative financial instruments that are used to hedge certain borrowings. The Group monitors net debt as part of capital and liquidity management.